Supplemental Cash Flow Information_Cash And Cash Equivalents(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Cash And Cash Equivalents If Different From Statement Of Financial Position Abstract [Abstract]
Cash	₩ 2,167,911		₩ 2,158,268
Checks with other banks	430,253		400,422
Due from Bank of Korea	8,981,665		7,676,491
Due from other financial institutions	8,237,996		7,649,682
Sub-total	19,817,825	$ 18,566,099	17,884,863
Restricted cash from financial institutions	(10,613,089)		(9,301,946)
Due from financial institutions with original maturities over three monthes	(799,838)		(1,168,081)
Sub-total	(11,412,927)		(10,470,027)
Total	₩ 8,404,898	$ 7,874,031	₩ 7,414,836	$ 6,946,503	₩ 7,457,919	₩ 7,018,796